Related Party Transactions (List of Major Related Parties) (Details)	12 Months Ended
Dec. 31, 2019
Sinopec Group [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Ultimate parent company
JYJC [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the Group
BOC [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the Group
Jinpu [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the Group
Yangu Gas [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the Group
Azbil [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Chemical Industry [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Jinsen [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Secco [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Carbon Fiber Composites Innovation Research Institute Energy [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Chemical Industry Park Logistics Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Jinhuan Petroleum Naphthalene Development Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shanghai Nam Kwong Petro-Chemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Shidian Energy [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Associate of the Group
Anqing Refinery Shuguang Oxo Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
BASF Gao-Qiao Performance Chemicals(Shanghai) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China International United Petroleum and Chemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International (Nanjing) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Beijing Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Ningbo Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Tianjin Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical International Wuhan Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
China Petrochemical Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Dalian Frip Science and Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Epec Commercial Factoring Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Fujian Gulei Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Fujian Refining & Petrochemical Company Limited (FREP) [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Nanjing Yangzi Petrochemical Rubber Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Ningbo Eastsea Linefan Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
PetroChina International (Singapore) Pte. Ltd [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Petro-CyberWorks Information Technology Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Qingdao Sinosun Management System Certification Center Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Shanghai Jinshan Trading Corporation [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Shanghai KSD Bulk Solids Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Shanghai Leader Catalyst Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Shengli Oil Field Exploration And Development Research Institute [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Beijing Research Institute of Chemical Industry [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Catalyst Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding (Hong Kong) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Chemical Commercial Holding Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Dalian (Fushun) Research Institute of Petroleum and Petrochemicals [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Europe Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Group Beijing Yanshan Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Honeywell(Tianjin) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Japan Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Lubricating Oil Shanghai Research Institute Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Materials & Equipment (East China) Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Refinery Product Sales Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Research Institute of Petroleum Processing [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Safety Engineering Institute [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Shanghai Research Institute of Petrochemical Technology [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Shanghai Gaoqiao Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Yangzi Petrochemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Yizheng Chemical Fibre Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec International Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Nanjing valve supply reserve centers [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Sinopec Qingdao Refining&Chemical Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Storage And Transportation Installation Company of Ningbo Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Unipec (Ningbo) International Logistics Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Unipec America, Inc [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Unipec Singapore [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
Zhoushan Shihua Crude Oil Terminal Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the immediate parent company
BASF-YPC Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the immediate parent company
Zhejiang Baling Hengyi Caprolactam Limited Company [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Joint venture of the immediate parent company
Beijing Petrochemical Engineering Consulting Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Beijing Shihua Hotel [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Beijing Victory Hotel Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
China Petrochemical Press Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Jiangsu Jinling Opta Polymer Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
National Petrochemical Project Risk Assessment Technology Center [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Petrochemical Engineering Quality Supervision Centre [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Shanghai Petrochemical Machinery Manufacture Limited Company [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Shanghai Petrochemical Seawall Management Office [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Shanghai Sanopec Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Assets Management Corporation [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Consulting Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Economics & Development Research Institute [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Energy Saving Technology Service Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Engineering Incorporation [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Group Shanghai Training Center [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec International Travel Service Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Luoyang Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Management Institute [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Nanjing Chemical Industries Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Nanjing Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec News [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Ningbo Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Petroleum Commercial Reserve Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Shanghai Engineering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Shared Services Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Tendering Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec Zhongyuan Oilfield [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Sinopec (Shenzhen) E-Commerce Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
The Fifth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
The Fourth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
The Tenth Construction Company of Sinopec [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company
Yihua Tory Polyester Film Company Limited [member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Subsidiary of the ultimate parent company